Fair Value Measurements	12 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
5. Fair Value Measurements
The following tables summarize assets and liabilities measured at fair value on a recurring basis as of June 30, 2021 and June 30, 2020:

	As of June 30, 2021
	Fair Value Measurements
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$6,525	$—	$—	$6,525

Total	$6,525	$—	$—	$6,525

Liabilities:
Contingent consideration liabilities	$—	$—	$4,631	$4,631
Interest rate swaps	—	13,807	—	13,807

Total	$—	$13,807	$4,631	$18,438

	As of June 30, 2020
	Fair Value Measurements
(in thousands)	Level 1	Level 2	Level 3	Total
Liabilities:
Contingent consideration liabilities	$—	$—	$1,641	$1,641
Interest rate swaps	—	19,943	—	19,943

Total	$—	$19,943	$1,641	$21,584

We assess the fair value of contingent consideration to be settled in cash related to acquisitions using probability weighted models for the various contractual earn-outs. These are Level 3 measurements. Significant unobservable inputs used in the estimated fair values of these contingent consideration liabilities include probabilities of achieving customer related performance targets, specified sales milestones, consulting milestones, changes in unresolved claim, projected revenue or changes in discount rates.
The Earnout Shares have been excluded from the fair value table as they are equity classified and therefore are not subject to future fair value adjustments. (See Note 1)
The fair value of interest rate swaps is estimated using a discounted cash flow analysis that considers the expected future cash flows of each interest rate swap. This analysis reflects the contractual terms of the interest rate swap, including the remaining period to maturity, and uses market-corroborated Level 2 inputs, including forward interest rate curves and implied interest rate volatilities. The fair value of an interest rate swap is estimated by discounting future fixed cash payments against the discounted expected variable cash receipts. The variable cash receipts are estimated based on an expectation of future interest rates derived from forward interest rate curves. The fair value of an interest rate swap also incorporates credit valuation adjustments to reflect the non-performance
risk of the Company and the respective counterparty.